LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Subsequent Events (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 07, 2024 USD ($) $ / shares	Nov. 22, 2023 vessel	Jan. 31, 2024 USD ($) vessel shares	Dec. 31, 2023 USD ($) vessel $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Apr. 01, 2024 vessel	Feb. 29, 2024 USD ($) vessel	Jan. 11, 2024 USD ($) vessel	Mar. 29, 2023 vessel
Liquidity And Capital Resources [Line Items]
Number of vessels taken delivery of | vessel				2
Number of LR2 vessels purchased | vessel		8
Dividends proposed (in USD per share) | $ / shares				$ 1.36	$ 0	$ 0
Dividends proposed				$ 126,300	$ 0	$ 0
Cash and cash equivalents incl. restricted cash				295,628	323,803	171,733
Working capital facility				124,900
Restricted cash				30,085	$ 3,347	$ 26,889
Earmarked proceeds				111,700
Cash reservation (in USD per vessel)				$ 1,800
Number of vessels, cash reservation | vessel				82
Cash reservation				$ 147,600
Marine Exhaust Technology
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents incl. restricted cash				$ 4,900
LR2 Eco Vessel 2010 - 2012 Build | Forecast
Liquidity And Capital Resources [Line Items]
Number of vessels expected to be delivered | vessel							1			3
Other disposals of assets
Liquidity And Capital Resources [Line Items]
Number of LR1 vessels delivered | vessel			2
Acquisition of LR1 vessels | Unsecured Bond
Liquidity And Capital Resources [Line Items]
Number of vessels financed | vessel									5
Acquisition of LR1 vessels | HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Number of vessels financed | vessel								3
Acquisition of LR1 vessels | MR eco product tanker vessels
Liquidity And Capital Resources [Line Items]
Number of vessels taken delivery of | vessel			2
Number of MR vessels purchased | vessel			4
Acquisition of LR1 vessels | LR2 Eco Vessel 2010 - 2012 Build
Liquidity And Capital Resources [Line Items]
Number of vessels taken delivery of | vessel			5
Number of vessels expected to be delivered | vessel										2
Acquisition of LR1 vessels | LR2 Eco Vessel 2011
Liquidity And Capital Resources [Line Items]
Number of LR2 vessels purchased | vessel			1
Aggregate cash consideration			$ 51,500
Cash consideration for purchasing vessel			$ 30,900
Consideration paid in the form of issuance of shares | shares			570,000
Entering into significant commitments or contingent liabilities | Unsecured Bond
Liquidity And Capital Resources [Line Items]
Senior unsecured bond, terms			5 years						5 years
Notional value			$ 200,000						$ 200,000
Borrowings, interest rate									8.25%
Entering into significant commitments or contingent liabilities | HCOB Facility 2023
Liquidity And Capital Resources [Line Items]
Notional value								$ 93,000
Potential ordinary share transactions
Liquidity And Capital Resources [Line Items]
Dividends proposed (in USD per share) | $ / shares	$ 1.36
Dividends proposed	$ 126,300